ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				1 Months Ended			12 Months Ended
	Oct. 28, 2022	Oct. 27, 2022	Jul. 12, 2021 shares	Aug. 31, 2022 CNY (¥) shares	Jul. 31, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2023 $ / shares shares	Aug. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 10, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares shares
ORDINARY SHARES
Ordinary shares authorized (in shares)								9,000,000,000		8,280,000,000
Ordinary shares par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued (in shares)								1,186,854,720		1,410,826,415
Ordinary shares, voting rights							Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.
Conversion of stock, description							each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”).
Aggregate purchase price | ¥							¥ 394,727		¥ 169,499
Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Percentage of outstanding principal						30.00%
2024 Notes | 58.com
ORDINARY SHARES
Convertible notes | $															$ 63.0
2024 Notes | Clear Vue
ORDINARY SHARES
Convertible notes | $											$ 12.6
Fair value of convertible notes payable | ¥				¥ 62,800
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares issued (in shares)								1,146,044,859		1,370,016,554		1,071,621,698	846,857,596	846,807,530		839,850,038
Ordinary shares outstanding (in shares)								1,146,044,859		1,370,016,554		1,071,621,698	846,857,596	846,807,530		839,850,038
Conversion ratio	30	3
Class A Ordinary Shares | Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Conversion of convertible notes (in shares)			66,990,291			66,990,291
Conversion price | $ / shares						$ 1.03
Class A Ordinary Shares | 2024 Notes | 58.com
ORDINARY SHARES
Ordinary shares par value (in dollars per share) | $ / shares					$ 0.0001
Conversion of convertible notes (in shares)					183,495,146
Class A Ordinary Shares | 2024 Notes | Clear Vue
ORDINARY SHARES
Ordinary shares par value (in dollars per share) | $ / shares											$ 0.0001
Conversion of convertible notes (in shares)				36,699,029
Class B ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)								40,809,861		40,809,861		40,809,861	40,809,861	40,809,861		40,809,861
Ordinary shares outstanding (in shares)								40,809,861		40,809,861		40,809,861	40,809,861	40,809,861		40,809,861
ADS | Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Conversion price | $ / shares															$ 3.09
ADS | 2024 Notes | 58.com
ORDINARY SHARES
Price per share sold (in dollars per ADS) | $ / shares					$ 10.3
Sale of stock price per share prior to ADS ratio change | $ / shares					$ 1.03
ADS | 2024 Notes | Clear Vue
ORDINARY SHARES
Price per share sold (in dollars per ADS) | $ / shares											10.3
Sale of stock price per share prior to ADS ratio change | $ / shares											$ 1.03
Ordinary share
ORDINARY SHARES
Ordinary shares issued (in shares)												1,112,431,559	887,667,457	887,617,391		880,659,899
Ordinary shares outstanding (in shares)								1,186,854,720		1,410,826,415		1,112,431,559	887,667,457	887,617,391		880,659,899
Conversion of convertible notes (in shares)								66,990,291	136,279,973
Aggregate purchase price | ¥							¥ 22		¥ 57